Expense Example {- Fidelity Flex Large Cap Value Fund} - 04.30 Fidelity Flex Large Cap Value Fund PRO-06 - Fidelity Flex Large Cap Value Fund - Fidelity Flex Large Cap Value Fund	Mar. 18, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none